Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 15, 2012
(Oppenheimer OVAF Balanced Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%
(Oppenheimer OVAF Balanced Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver and/or Expense Reimbursement	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.80%
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.05%
(Oppenheimer OVAF Core Bond Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.77%
(Oppenheimer OVAF Core Bond Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver and/or Expense Reimbursement	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%
Oppenheimer OVAF Global Securities Fund/VA | Class 3 Shares
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.76%
Oppenheimer OVAF Global Securities Fund/VA | Class 4 Shares
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.01%
Oppenheimer OVAF Global Securities Fund/VA | Non-Service Shares
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.76%
Oppenheimer OVAF Global Securities Fund/VA | Service Shares
Operating Expenses:
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.01%
(Oppenheimer OVAF Global Strategic Income/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.58%	[3]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.13%
Other Expenses of the Subsidiary	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%
(Oppenheimer OVAF Global Strategic Income/VA) | Service Shares
Operating Expenses:
Management Fees	0.58%	[3]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses of the Fund	0.13%
Other Expenses of the Subsidiary	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.97%
(Oppenheimer OVAF High Income Fund/VA) | Class 3 Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%
(Oppenheimer OVAF High Income Fund/VA) | Class 4 Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
(Oppenheimer OVAF High Income Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%
(Oppenheimer OVAF High Income Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
(Oppenheimer OVAF Main Street Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.78%
(Oppenheimer OVAF Main Street Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.03%
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.69%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
(Oppenheimer OVAF Money Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement	(0.32%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.29%
(Oppenheimer OVAF Small- & Mid- Cap/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(Oppenheimer OVAF Small- & Mid- Cap/VA) | Service Shares
Operating Expenses:
Management Fees	0.72%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%
(Oppenheimer OVAF Value Fund/VA) | Non-Service Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.08%
Total Annual Fund Operating Expenses	1.83%
Fee Waiver and/or Expense Reimbursement	(1.03%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%
(Oppenheimer OVAF Value Fund/VA) | Service Shares
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.90%
Total Annual Fund Operating Expenses	1.90%
Fee Waiver and/or Expense Reimbursement	(0.85%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.67% for Non-Service Shares and 0.92% for Service Shares as calculated on the daily net assets of the Fund. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. Each of these expense limitations may not be amended or withdrawn until one year from the date of this prospectus.
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This voluntary expense limitation may not be amended or withdrawn until one year from the date of this prospectus.
[3]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund during the Fund's most recent fiscal year and the gross management fee of the Subsidiary during the Fund's most recent fiscal year.
[4]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.75% for Non-Service shares and Class 3 shares and 1.00% for Service and Class 4 shares as calculated on the daily net assets of the Fund. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.
[5]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Non-Service Shares and 1.05% for Service Shares as calculated on the daily net assets of the Fund. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.
[6]	The Manager has also voluntarily agreed to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.
[7]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Non-Service Shares and 1.05% for Service Shares. This expense limitation may not be amended or withdrawn until one year from the date of this prospectus.